Indebtedness (Narrative) (Detail) (USD $)	3 Months Ended	12 Months Ended								3 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended					3 Months Ended	12 Months Ended		3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Embraer Rj [Member]	Dec. 31, 2012 Embraer Rj One Three Five [Member]	Dec. 31, 2012 Embraer One Four Zero [Member]	Dec. 31, 2012 Embraer One Four Five [Member]	Mar. 31, 2013 Boeing 737-800 Aircraft [Member]	Mar. 31, 2013 Boeing 777-300ER Aircraft	Dec. 31, 2011 Pass Through Trust Certificates Series 2011-1 [Member]	Dec. 31, 2012 Pass Through Trust Certificates Series 2011-1 [Member] Series A [Member]	Dec. 31, 2012 Pass Through Trust Certificates Series 2011-1 [Member] Series B [Member]	Dec. 31, 2011 7.50% Senior Secured Notes Due 2016	Dec. 31, 2012 7.50% Senior Secured Notes Due 2016	Dec. 31, 2012 7.50% Senior Secured Notes Due 2016 Maximum Redemption Date March 15, 2013 [Member]	Dec. 31, 2012 7.50% Senior Secured Notes Due 2016 Maximum Redemption Date March 15, 2014 [Member]	Dec. 31, 2011 Pass Throught Trust Certificates Series 2011-2 [Member]	Dec. 31, 2012 6.25% Senior Convertible Notes Due 2014	Mar. 31, 2013 6.25% Senior Convertible Notes Due 2014	Dec. 31, 2011 6.25% Senior Convertible Notes Due 2014	Mar. 31, 2013 10.5% Senior Secured Notes Due 2012	Dec. 31, 2012 10.5% Senior Secured Notes Due 2012	Dec. 31, 2009 Advantage Miles Advance Purchase	Mar. 31, 2013 2013-1 EETC	Mar. 31, 2013 2013-1 EETC Boeing Seven Three Seven Eight Two Three	Mar. 31, 2013 2013-1 EETC Boeing Seven Seven Seven Two Two Three E R	Mar. 31, 2013 2013-1 EETC Boeing Seven Seven Seven Three Two Three E R	Mar. 31, 2013 Refinancing Eetc	Dec. 31, 2012 Refinancing Eetc	Mar. 31, 2013 Refinancing Eetc Boeing Seven Three Seven Eight Two Three	Dec. 31, 2012 Refinancing Eetc Boeing Seven Three Seven Eight Two Three	Mar. 31, 2013 Refinancing Eetc Boeing Seven Seven Seven Two Two Three E R	Dec. 31, 2012 Refinancing Eetc Boeing Seven Seven Seven Two Two Three E R	Mar. 31, 2013 Refinancing Eetc Boeing Seven Five Seven Two Two Three	Dec. 31, 2012 Refinancing Eetc Boeing Seven Five Seven Two Two Three	Mar. 31, 2013 Refinancing Eetc Boeing Seven Six Seven Three Two Three E R [Member]	Dec. 31, 2012 Refinancing Eetc Boeing Seven Six Seven Three Two Three E R [Member]	Mar. 31, 2013 Liabilities Subject To Compromise	Dec. 31, 2012 Liabilities Subject To Compromise	Mar. 31, 2013 Accrued Liabilities And Other Liabilities And Deferred Credits	Dec. 31, 2012 Accrued Liabilities And Other Liabilities And Deferred Credits	Mar. 31, 2013 Principal Not Subject To Compromise	Dec. 31, 2012 Principal Not Subject To Compromise	Mar. 31, 2013 Principal Subject To Compromise	Dec. 31, 2012 Principal Subject To Compromise	Mar. 31, 2013 Secured Debt, Tax Exempt	Dec. 31, 2012 Secured Debt, Tax Exempt	Mar. 31, 2013 Secured Debt	Dec. 31, 2012 Secured Debt	Mar. 31, 2013 Unsecured Debt	Dec. 31, 2012 Unsecured Debt	Dec. 31, 2012 Lease
Debt Instrument [Line Items]
Payments Not Made Due to Chapter 11 Proceedings																																												$ 451,000,000	$ 451,000,000	$ 148,000,000	$ 135,000,000
Operating Leases, Future Minimum Payments Due, Current	854,000,000	1,033,000,000
Operating Leases, Future Minimum Payments, Due in Two Years	1,000,000,000	962,000,000
Operating Leases, Future Minimum Payments, Due in Three Years	978,000,000	892,000,000
Operating Leases, Future Minimum Payments, Due in Four Years	901,000,000	816,000,000
Operating Leases, Future Minimum Payments, Due in Five Years	861,000,000	777,000,000
Operating Leases, Future Minimum Payments, Due Thereafter	5,100,000,000	4,531,000,000
Deferred Rent Credit																																								201,000,000	201,000,000	163,000,000	160,000,000
Guarantor Obligations, Maximum Exposure, Undiscounted																																																1,500,000,000	1,500,000,000	4,100,000,000	4,200,000,000	842,000,000	842,000,000	6,300,000
2013-1 EETC Amount																										664,000,000
2013-1 EETC Class A Interest Rate	4.00%
2013-1 EETC Class B Interest Rate	5.625%
Number of Aircraft to be Collateralized																											8	1	4			41	41	19	19	14	14	1	1
Amount of Refinancing EETC to be offered pursuant to Rule 144A																														1,500,000,000	1,500,000,000
Number of Aircraft Included in Sale-Leaseback Arrangement										32
Number of aircrafts delivered										8	3
Collateral Already Posted, Aggregate Fair Value		600,000																					41,000,000	41,000,000
Reached Agreement with Aircraft Lender						216
Airplanes Surrendered to Lender							18
Mortgage Debt to be Resturctured Aircraft								59	68
Aircraft to be Transferred to Lender and Leased Back							21
Aircraft for which debt wil not be reduced									50
Troubled Debt Restructuring Debtor, Current Period, Gain (Loss) on Restructuring						380,000,000
Troubled Debt Restructuring, Debtor, Current Period, Gain (Loss) on Restructuring, Per Share, Net						$ 1.13
Bankruptcy Claims, Amount of Claims Filed	290,000,000,000	290,000,000,000				592,000,000
Troubled Debt Restructuring, Debtor, Current Period, Gain (Loss) on Transfer of Assets, Net of Tax						(64,000,000)
Debtor Reorganization Items, Net Loss on Claims and Troubled Debt Restructuring						(276,000,000)
Debt Instrument, Face Amount												657,000,000			1,000,000,000				726,000,000
Debt Instrument, Issuance Date												Jan. 25, 2011							Oct. 04, 2011
Percentage of debt instrument, interest rate													5.25%	7.00%		7.50%			8.625%	6.25%	6.25%
Debt Instrument, Issuance Date															2011-03
Redemption Price																	1.00	1.03
Proceeds redeemable from equity offerings, percentage																		35.00%
Redemption price with equity proceeds																		107.50%
Maximum Redeemable During Twelve Month Period																		10.00%
Amount paid by Citibank for miles					1,000,000,000
Loans Payable																									890,000,000
Deferred Revenue, Additions																									110,000,000
Liabilities Subject to Compromise, Debt and Accrued Interest	1,198,000,000	1,198,000,000	2,482,000,000																	460,000,000	460,000,000	460,000,000
Debt Instrument, Maturity Date																				2014
Debt Instrument, Convertible, Conversion Ratio																				101.0101
Principal Amount Denominator for Conversion Ratio																				1,000
Debt Instrument, Convertible, Conversion Price																				$ 9.90
Debt Instrument Number Of Aircraft Collateralized																							143	143
Interest Paid, Net		$ 485,000,000	$ 747,000,000	$ 735,000,000